Note 6 - Risk Management -Impairment Losses Reconciliations II (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Recovery of written-off assets		€ (317)	€ (238)
Expected Credit Losses Individually Assessed [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(3,204)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets			(1,290)
Reversal Allowance Account For Credit Losses Of Financial Assets			972
Utilisation Allowance Account For Credit Losses Of Financial Assets			122
Transfers Between Allowances			244
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets			111
Allowance Account For Credit Losses Of Financial Assets at the end			(3,045)
Recovery of written-off assets	[1]		5
Expected Credit Losses Collectively Assessed [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(7,733)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets			(2,825)
Reversal Allowance Account For Credit Losses Of Financial Assets			980
Utilisation Allowance Account For Credit Losses Of Financial Assets			1,942
Transfers Between Allowances			(41)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets			380
Allowance Account For Credit Losses Of Financial Assets at the end			(7,296)
Recovery of written-off assets	[1]		233
Collective Allowance Incurred But Not Recognized [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(5,270)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets			(905)
Reversal Allowance Account For Credit Losses Of Financial Assets			890
Utilisation Allowance Account For Credit Losses Of Financial Assets			26
Transfers Between Allowances			(127)
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets			250
Allowance Account For Credit Losses Of Financial Assets at the end			(5,136)
Recovery of written-off assets	[1]		0
Total [Member]
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Allowance Account For Credit Losses Of Financial Assets at the beginning			(16,206)
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Additional Allowance Recognised In Profit Or Loss Allowance Account For Credit Losses Of Financial Assets			(5,020)
Reversal Allowance Account For Credit Losses Of Financial Assets			2,842
Utilisation Allowance Account For Credit Losses Of Financial Assets			2,090
Transfers Between Allowances			76
Increase Decrease Through Other Changes Allowance Account For Credit Losses Of Financial Assets			741
Allowance Account For Credit Losses Of Financial Assets at the end			(15,477)
Recovery of written-off assets	[1]		€ 238

[1]	(*) Figures originally reported in the year 2017 in accordance to the applicable regulation, without restatements.